Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of financial assets and liabilities measured at fair value on a recurring basis
Laureate’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2017 were as follows:

	Total	Level 1	Level 2	Level 3
Assets
Derivative instruments	$48,186	$—	$—	$48,186
Liabilities
Derivative instruments	$13,848	$—	$—	$13,848

Laureate’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2016 were as follows:

	Total	Level 1	Level 2	Level 3
Assets
Derivative instruments	$4,464	$—	$—	$4,464
Liabilities
Derivative instruments	$12,968	$—	$—	$12,968

Summary of the change in Level 3 derivatives instruments
The changes in our Level 3 Derivative instruments measured at fair value on a recurring basis for the year ended December 31, 2017 were as follows:

Balance December 31, 2016	$(8,504)
Gain (loss) included in earnings:
Unrealized gains, net	29,278
Realized losses, net	(622)
Included in other comprehensive income	9,875
Included in issuance of Series A convertible redeemable Preferred Stock	4,382
Settlements	622
Currency translation adjustment	(693)
Balance December 31, 2017	$34,338
Unrealized gain, net relating to derivatives held at December 31, 2017	$29,278

The changes in our Level 3 Derivative instruments measured at fair value on a recurring basis for the year ended December 31, 2016 were as follows:

Total Assets (Liabilities)
Balance December 31, 2015	$(19,776)
Gain (loss) included in earnings:
Unrealized gains, net	946
Realized losses, net	(7,030)
Included in other comprehensive income	8,032
Included in issuance of Series A convertible redeemable Preferred Stock	2,729
Settlements	7,030
Currency translation adjustment	(435)
Balance December 31, 2016	$(8,504)
Unrealized gain, net relating to derivatives held at December 31, 2016	$946

Fair value inputs, assets, quantitative information
The following table presents quantitative information regarding the significant unobservable inputs utilized in the fair value measurements of the Company's assets/(liabilities) classified as Level 3 as of December 31, 2017:

	Fair Value at December 31, 2017	Valuation Technique	Unobservable Input	Range/Input Value
Contingent redemption features - Series A Preferred Stock	$42,140	Monte Carlo Simulation Method	Credit Risk	5.07%
Derivative instruments - cross currency and interest rate swaps	$(7,802)	Discounted Cash Flow	Credit Risk	4.37%
The following table presents quantitative information regarding the significant unobservable inputs utilized in the fair value measurements of the Company's assets/(liabilities) classified as Level 3 as of December 31, 2017:

	Fair Value at December 31, 2017	Valuation Technique	Unobservable Input	Range/Input Value
Contingent redemption features - Series A Preferred Stock	$42,140	Monte Carlo Simulation Method	Credit Risk	5.07%
Derivative instruments - cross currency and interest rate swaps	$(7,802)	Discounted Cash Flow	Credit Risk	4.37%